Earnings Per Common Share	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Earnings Per Common Share	Earnings Per Common Share
The following is a reconciliation of the basic and diluted (loss) earnings per share computations (amounts in thousands, except per share amounts):

	June 30
Six Months Ended	2023	2022
Net (loss) income for basic and diluted earnings per share	$(67,402)	$56,876

Common shares outstanding and common stock equivalents:
Weighted average shares basic	36,606	38,811
Effect of dilutive securities	—	16
Weighted average common shares - diluted	36,606	38,827

(Loss) income per share:
Basic	$(1.84)	$1.47
Diluted	$(1.84)	$1.46
The following is a summary of anti-dilutive equity awards not included in detailed (loss) earnings per share computations for the six months ended June 30, 2023 and 2022 (in thousands).

	June 30
	2023	2022
Anti-dilutive equity awards	2,004	844